Note 14 - Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
	2020	2021	2022
Voyage expenses
Port charges and canal dues	451,586	253,855	523,943
Bunkers	882,673	370,879	1,952,911
Total	1,334,259	624,734	2,476,854

Vessel operating expenses
Crew wages and related costs	17,866,847	15,961,904	19,170,601
Insurance	2,947,937	2,917,042	4,364,430
Repairs and maintenance	1,316,864	1,247,176	1,563,886
Lubricants	2,609,647	2,471,994	3,426,772
Spares and consumable stores	6,245,518	5,784,004	7,443,502
Professional and legal fees	255,948	212,108	272,142
Other	976,928	1,145,209	1,425,858
Total	32,219,689	29,739,437	37,667,191